Note 22 - Income Tax - Gross Operating Loss Carryforwards (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Domestic Tax Authority [Member] | Canada Revenue Agency [Member]
Gross net operating loss carry forward	$ 19,400	$ 4,554
Gross net operating loss not recognized	169	159
Net operating loss carry foward	19,231	4,395
Domestic Tax Authority [Member] | Canada Revenue Agency [Member] | Capital Loss Carryforward [Member]
Gross capital loss carry forward	2,397	1,482
Gross capital loss not recognized	2,397	1,482
Net capital loss carry forward	0	0
Foreign Tax Authority [Member] | Internal Revenue Service (IRS) [Member]
Gross net operating loss carry forward	8,120	5,546
Gross net operating loss not recognized	931	929
Net operating loss carry foward	7,189	4,617
Foreign Tax Authority [Member] | Other Foreign Tax Authorities [Member]
Gross net operating loss carry forward	90,164	69,884
Gross net operating loss not recognized	59,734	50,120
Net operating loss carry foward	30,430	19,764
Foreign Tax Authority [Member] | Other Foreign Tax Authorities [Member] | Capital Loss Carryforward [Member]
Gross capital loss carry forward	6,089	6,071
Gross capital loss not recognized	6,089	6,071
Net capital loss carry forward	$ 0	$ 0